UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2944

Oppenheimer Rising Dividends Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 7/31/2017

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

	Shares	Value
Common Stocks—99.8%
Consumer Discretionary—11.7%
Hotels, Restaurants & Leisure—2.8%
Cedar Fair LP1	600,142	$ 41,673,860
McDonald’s Corp.	331,720	51,463,041
		93,136,901
Household Durables—1.5%
Whirlpool Corp.	272,580	48,486,530
Leisure Products—1.1%
Hasbro, Inc.	352,900	37,365,052
Media—1.9%
Comcast Corp., Cl. A	1,520,390	61,499,776
Specialty Retail—2.4%
Lowe’s Cos., Inc.	546,750	42,318,450
TJX Cos., Inc. (The)	551,390	38,768,231
		81,086,681
Textiles, Apparel & Luxury Goods—2.0%
Hanesbrands, Inc.	2,948,090	67,570,223
Consumer Staples—7.1%
Beverages—3.2%
PepsiCo, Inc.	908,640	105,956,510
Food Products—1.8%
Pinnacle Foods, Inc.	1,028,323	61,061,820
Tobacco—2.1%
Altria Group, Inc.	1,106,850	71,912,045
Energy—8.6%
Oil, Gas & Consumable Fuels—8.6%
Chevron Corp.	523,262	57,134,978
Magellan Midstream Partners LP1	1,221,388	85,204,027
Shell Midstream Partners LP1	1,096,575	31,340,114
Spectra Energy Partners LP1	1,352,600	61,137,520
Suncor Energy, Inc.	1,559,570	50,873,173
		285,689,812
Financials—19.7%
Capital Markets—2.2%
Bank of New York Mellon Corp. (The)	758,990	40,249,240
CME Group, Inc., Cl. A	269,270	33,017,887
		73,267,127
Commercial Banks—7.8%
Huntington
Bancshares, Inc.	3,449,150	45,701,237

	Shares	Value
Commercial Banks (Continued)
JPMorgan Chase & Co.	1,211,160	$ 111,184,488
Wells Fargo & Co.	1,885,450	101,701,173
		258,586,898
Insurance—2.2%
Chubb Ltd.	235,080	34,429,817
Marsh & McLennan Cos., Inc.	507,270	39,551,842
		73,981,659
Real Estate Investment Trusts (REITs)—7.5%
American Tower Corp.	425,580	58,019,321
CubeSmart	1,685,800	41,571,828
EPR Properties	471,150	34,101,837
Lamar Advertising Co., Cl. A	795,991	56,173,085
Ventas, Inc.	890,350	59,965,073
		249,831,144
Health Care—11.8%
Biotechnology—1.3%
Gilead Sciences, Inc.	588,590	44,785,813
Health Care Equipment & Supplies—2.4%
Stryker Corp.	533,040	78,410,184
Health Care Providers & Services—4.0%
Quest Diagnostics, Inc.	478,170	51,790,593
UnitedHealth Group, Inc.	420,380	80,633,088
		132,423,681
Pharmaceuticals—4.1%
Merck & Co., Inc.	1,020,370	65,181,236
Pfizer, Inc.	2,151,940	71,358,330
		136,539,566
Industrials—13.2%
Aerospace & Defense—3.2%
Boeing Co. (The)	253,100	61,366,626
Lockheed Martin Corp.	157,780	46,092,271
		107,458,897
Commercial Services & Supplies—3.1%
Johnson Controls International plc	1,547,250	60,265,387
KAR Auction Services, Inc.	1,007,768	42,366,567
		102,631,954

1        OPPENHEIMER RISING DIVIDENDS FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Machinery—1.8%
Cummins, Inc.	350,160	$ 58,791,864
Professional Services—1.5%
Nielsen Holdings plc	1,195,680	51,426,197
Road & Rail—1.5%
Canadian National Railway Co.	618,280	48,856,486
Trading Companies & Distributors—2.1%
Fastenal Co.	829,430	35,632,313
Watsco, Inc.	227,580	34,312,236
		69,944,549
Information Technology—21.4%
Communications Equipment—2.9%
Cisco Systems, Inc.	2,154,940	67,772,863
Motorola Solutions, Inc.	317,570	28,797,248
		96,570,111
IT Services—5.1%
Accenture plc, Cl. A	450,690	58,057,886
Mastercard, Inc., Cl. A	673,230	86,038,794
Sabre Corp.	1,234,240	27,313,731
		171,410,411
Semiconductors & Semiconductor
Equipment—3.8%
Broadcom Ltd.	266,480	65,729,957

	Shares	Value
Semiconductors & Semiconductor Equipment (Continued)
Maxim Integrated Products, Inc.	1,358,680	$ 61,738,419
		127,468,376
Software—4.8%
Microsoft Corp.	2,187,832	159,055,386
Technology Hardware, Storage & Peripherals—4.8%
Apple, Inc.	1,079,260	160,518,340
Materials—3.5%
Chemicals—2.8%
Albemarle Corp.	230,360	26,675,688
Eastman Chemical Co.	793,650	65,999,934
		92,675,622
Metals & Mining—0.7%
Compass Minerals International, Inc.	347,684	24,007,580
Utilities—2.8%
Electric Utilities—1.8%
PG&E Corp.	860,070	58,218,138
Multi-Utilities—1.0%
National Grid plc	2,777,142	34,301,593
Total Investments, at Value (Cost $2,757,855,012)	99.8%	3,324,926,926
Net Other Assets (Liabilities)	0.2	5,566,770

Net Assets	100.0%	$ 3,330,493,696

2        OPPENHEIMER RISING DIVIDENDS FUND

Footnotes to Statement of Investments

1. Security is a Master Limited Partnership.

The following issuer is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the reporting period by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. There were no affiliate securities held by the Fund at period end. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2016	Gross Additions	Gross Reductions	Shares July 31, 2017
Oppenheimer Institutional Government Money Market Fund, Cl. E	55,754,055	629,238,000	684,992,055	—

				Income
Oppenheimer Institutional Government Money Market Fund, Cl. E				$88,764

3        OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS July 31, 2017 Unaudited

1. Organization

Oppenheimer Rising Dividends Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales

4        OPPENHEIMER RISING DIVIDENDS FUND

3. Securities Valuation (Continued)

occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Securities for which market quotations are not readily available or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

5        OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$389,145,163	$—	$—	$389,145,163
Consumer Staples	238,930,375	—	—	238,930,375
Energy	285,689,812	—	—	285,689,812
Financials	655,666,828	—	—	655,666,828
Health Care	392,159,244	—	—	392,159,244
Industrials	439,109,947	—	—	439,109,947
Information Technology	715,022,624	—	—	715,022,624
Materials	116,683,202	—	—	116,683,202
Utilities	58,218,138	34,301,593	—	92,519,731

Total Assets	$3,290,625,333	$34,301,593	$—	$3,324,926,926

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are open-end management investment companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When applicable, the Fund’s investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/ or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund (“IGMMF”) which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market

6        OPPENHEIMER RISING DIVIDENDS FUND

4. Investments and Risks (Continued)

funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the

Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the

7        OPPENHEIMER RISING DIVIDENDS FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Market Risk Factors (Continued)

U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$2,757,906,963

Gross unrealized appreciation	$590,571,670
Gross unrealized depreciation	(23,551,707)

Net unrealized appreciation	$567,019,963

8        OPPENHEIMER RISING DIVIDENDS FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 7/31/2017, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividends Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/12/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	9/12/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	9/12/2017